As filed with the Securities and Exchange Commission on May 29, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Zac Tackett
Apex Fund Services
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2019 – March 31, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

Annual Report
March 31, 2020
CornerCap
Balanced Fund
CornerCap
Small-Cap Value Fund
CornerCap
Large/Mid-Cap Value Fund

Table of Contents
Manager’s Report to Shareholders 1
CornerCap Balanced Fund 5
CornerCap Small-Cap Value Fund 8
CornerCap Large/Mid-Cap Value Fund 11
Fund Expenses 14
Schedule of Investments 16
CornerCap Balanced Fund 16
CornerCap Small-Cap Value Fund 23
CornerCap Large/Mid-Cap Value Fund 31
Statements of Assets and Liabilities 36
Statements of Operations 37
Statements of Changes in Net Assets 38
Financial Highlights 39
CornerCap Balanced Fund 39
CornerCap Small-Cap Value Fund 40
CornerCap Large/Mid-Cap Value Fund 42
Notes to Financial Statements 43
Report of Independent Registered Public Accounting Firm 52
Additional Information 53

Manager’s Report to Shareholders (Unaudited)
March 31, 2020
Annual Report I March 31, 2020

Dear Shareholders,
As we write our letter this year, our world is struggling with the global and local challenges presented by Covid-19. Our hearts go out to those affected by the virus, which has had such a major impact on people’s health, employment, and families. We are grateful in particular to the brave people on the front lines, providing vital health services, food, and shelter. They are heroes.
Recognizing that the world is much larger than we are, our firm is inviting our employees to assign time each week to help their local communities where appropriate. One of our employees, through a local Rotary club, is spending important time leading his club’s initiatives to address food shortages in Atlanta, both in the immediate sense but also through longer-term solutions. We also have members of our firm helping elderly neighbors with grocery shopping or giving blood platelets every week.
You should know that our firm has made the transition to the virtual, work-at-home environment seamlessly. We’ve kept leading edge technology at our core since our founding more than 35 years ago.  At this point, several members of our team work virtually already. When the states in which we have employees (Georgia, North Carolina, South Carolina, and Florida) made official decisions to shelter in place, our team activated literally overnight and continued working as efficiently as we do in our physical offices.
In this letter, we’ll provide our perspective on the pandemic, what it may mean for the economy, and the implications on investment strategy.
Our Perspective on the Pandemic
Until a vaccine is developed (which current estimates suggest may be 12 months away) or the virus happens to run its course, the path to stability is not likely to come from better demand or improved supply chains, although they will play an important supporting role. We believe that it will come instead from government intervention, prudent pacing within the health care system, and concerted behavioral change by large populations.
The major challenge is that efforts to contain the virus have brought significant parts of national economies to a complete halt. The urgency is that the longer it takes to get economies running again, the worse the level of lay-offs, bankruptcies, and investment in the future becomes. We believe that time is of the essence to avoid long-term damage.
Where Things Stand Currently
Since the historic fall in March, markets have begun to rebound. Investors appear optimistic that we now have a directional road map to recovery—namely, there’s evidence that social distancing is working, and governments show massive willingness to support markets, industries, workers and local governments through unprecedented stimulus.
As the US explores how to re-open the economy, we believe three elements will determine the pace of recovery: Health
Policy, including testing and tracing; Stimulus Effectiveness; and Cultural Values, such as how well Americans surrender individual freedoms to improve the public good through monitoring and investigation.

Manager’s Report to Shareholders (Unaudited)
March 31, 2020

www.cornercapfunds.com
As we work through these challenges, we believe recovery will take time, perhaps two quarters of weak growth (typically called “U-shaped”) or a double-dip in weakness later this fall after a moderate summer (“W-shaped”). We have seen pessimistic projections (“L-shaped”), but we are not expecting persistent weakness beyond 2021, once a vaccine is found.
We don’t think a vaccine (expected in 12-18 months) is required for a sustained recovery, and while we expect challenges and hiccups in the rollout of health policies, stimulus relief, and privacy issues, each of the elements should gradually gain traction. We believe we can draw comparison to the terrorist attacks on 9/11/01, where travelers complied with heavy screening measures at airports for the broader public good and economic recovery.
Economic News Gets Worse Before It Gets Better
As initial jobless claims show, economic growth should be dismal for the June quarter. We expect this to be confirmed widely by large companies, which begin reporting earnings as we write this.
Bad news is certainly expected. Analysts already project a decline in earnings of 21% for the June-ending quarter for stocks in the S&P 500 and a 9% decline for the full year, according to FactSet, vs. an original annual forecast of positive 9% four short months ago. Still, companies are admitting they have little visibility about trends for the coming year, so there are many unknowns.
All-in, we still think it is most likely that the June quarter will present the worst news, with improvement starting to various degrees later this year. Full-year GDP growth could be negative, but we believe that the worst period is likely to be in summer.
Investment Implications for the CornerCap Funds
Broadly, we recommend that shareholders of our funds not change their overall investment objectives as an emotional reaction to market turbulence. We have written a lot about why we believe that trying to avoid bad news by “going to cash” or to pick market bottoms by “taking more risk” are destructive to long-term returns. Missing those precious few days of the biggest market gains when markets rebound has clear negative effects. We encourage shareholders to continue to use our funds for their intended purposes.
In our Large/Mid-Cap Value and Small Cap Value funds, we are finding good quality companies and asset groups priced for recession, or worse, across most sectors and industries. We see best opportunities in higher quality cyclical stocks (those tied to economic recovery) and smaller stocks. Our approach puts particular emphasis on strong cash flow generation and above average balance sheets, in an effort to provide some cushion to further bad news.
In fixed income, we continue to scrub the bond allocation in our Balanced Fund for quality and sustainability. Downgrades to credit ratings have already occurred, requiring us to be as proactive as possible. Aggressive support by the Federal
Reserve can help provide some near-term stability for some bonds.

Manager’s Report to Shareholders (Unaudited)
March 31, 2020
Annual Report I March 31, 2020

A Brief Recap of 2019 Performance
Before wrapping up, we share some brief perspective on our performance for the year ended March 31, 2020. As the chart below reveals, we have been through a challenging year compared to the broader benchmarks that include high-growth stocks.
Recall that valuation and diversification are two core tenants of our investment philosophy. With valuation, we seek stocks that are more reasonably priced compared to their fundamentals and expectations; with diversification, we seek portfolios that aren’t heavily dependent on a handful of stocks. We believe that following these two components, among other complementary characteristics, can potentially produce strong investment results.
The tenants of valuation and diversification created headwinds for us when compared to the broader benchmarks. For the year, as has been the case for the past few years, the stocks that did the best were the ones with the best momentum and highest forecasts for growth—as well as the biggest capitalizations. These stocks also tended to be some of the most expensive. Essentially, the winning profile was the opposite of how we recommend positioning portfolios.
As we described in last year’s annual letter, we remain comfortable with our philosophy and remain tilted toward opportunities that favor valuation, generally in smaller stocks. We believe these stocks present the best long-term opportunity for patient investors.
The following NAV returns are presented as of 3/31/2020, are net of management fee and other operating costs, and reflect the reinvestment of distributions. For periods over one-year, average annual returns are presented:
1 Yr 5 Yr 10 Yr
CORNERCAP BALANCED
CBLFX -10.14% 1.23% 4.60%
Combined 60% Russell 1000 Value
Index, 40% Bloomberg Barclays U.S.
Intermediate Government/Credit Bond
Index -7.56% 2.55% 6.12%
Russell 1000 Value Index -17.17% 1.90% 7.67%
Bloomberg Barclays US Intermediate
Government/Credit Bond Index 6.88% 2.76% 3.14%
CORNERCAP LARGE/MID-CAP VALUE
CMCRX -17.97% 0.27% 5.41%
Russell 1000 Value Index -17.17% 1.90% 7.57%
CORNERCAP SMALL-CAP VALUE – INVESTOR
SHARES
CSCVX - 25.91% -1.39% 6.39%
Russell 2000 Value Index -26.94% -2.42% 4.79%

Manager’s Report to Shareholders (Unaudited)
March 31, 2020

www.cornercapfunds.com
Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted. To obtain performance as of the most recent month end, please call (888) 813-8637. The investment return and principal value of your investment will fluctuate, so investors' shares, when redeemed, may be worth more or less than their original cost. The gross expense ratios for the funds are as follows: 1.30% for CSCVX and CMCRX, and 1.21% for CBLFX.
The Funds charge a 1.00% redemption fee for shares redeemed within 60 days of purchase. The funds recently experienced significant negative short-term performance due to market volatility associated with the COVID-19 pandemic.
Bottom Line
Markets should remain volatile as the shape of the recovery emerges. It will be clear only in hindsight. The coming month will provide initial clues, with earnings reports for large companies (we expect bad news and limited visibility of future trends), reports on how well direct stimulus reaches unemployed workers and small businesses (additional rounds of stimulus likely), and early plans for getting Americans back to work in a safe manner.
Longer term issues—namely, how expanded government debt, deficits, and manipulation of markets and industries might affect future economic growth, inflation and investor confidence—are important, but they remain in the background given the immediate focus on containing the virus and getting national economies going again.
CornerCap Investment Counsel March 31, 2020
The views in this letter reflect the opinions of CornerCap Group of Funds as of March 31, 2020 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding each fund’s investment methodology and do not constitute investment advice. Past performance does not guarantee future results.
Equity securities, such as common stocks, are subject to market, economic and business risks that may cause their prices to fluctuate. Investments made in small and mid-capitalization companies may be more volatile and less liquid due to limited resources or product lines and more sensitive to economic factors. The balanced fund is subject to the same risks as the underlying bonds in its portfolio, such as credit, prepayment, call and interest rate risk. As interest rates rise the value of bond prices will decline. If a Fund invests in ETFs (Exchange-Traded Funds), it will be subject to the same risks as the underlying securities in which the ETF invests as well as entails higher expenses than if invested into the underlying ETF directly.

Manager’s Report to Shareholders (Unaudited)
March 31, 2020
Annual Report I March 31, 2020

CornerCap Balanced Fund
Investment Performance through March 31, 2020 (In Thousands)
Total Return
for the period ended March 31, 2020
1 Year 5 Year 10 Year
Since
Inception
(a)
Gross
Expense
Ratio
Net
Expense
Ratio
(b)
CornerCap Balanced Fund
(c)
(10.14)% 1.23% 4.60% 4.88% 1.21% 1.01%
Combined Index: 60% Russell
1000 Value, 40% Barclays US
Intermediate Government/Credit
Bond Index (7.56)% 2.55% 6.12% 6.13%
Russell 1000 Value Index
(d)
(17.17)% 1.90% 7.67% 6.55%
Bloomberg Barclays US Intermediate
Government/Credit Bond Index
(e)
6.88% 2.76% 3.14% 4.68%

Manager’s Report to Shareholders (Unaudited)
March 31, 2020

www.cornercapfunds.com
Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.
Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated
above. Performance is updated and published monthly. Call 888-813-8637 for month-end performance figures.
The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.
(a) The Balanced Fund began operations May 24, 1987.
(b) CornerCap Investment Counsel, Inc. (the "Adviser") has entered into a contractual agreement with the
Balanced Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the
Balanced Fund , if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of all taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary exp enses) to not more than 1.00%. To the extent the Balanced Fund incurs excluded expenses, the expense ratio will increase. The current contractual agreement cannot be terminated prior to August 1, 2020 without the Board of Trustees' approval.
(c) The Balanced Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.
(d) The Russell 1000® Value Index measures the performance of those companies out of the 1,000 largest
U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.
(e) The Barclays Capital U.S. Intermediate Government/Credit Index measures the general performance of fixed-income securities by tracking publicly issued U.S. Treasury and debt obligations (excluding mortgage-
backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities, and U.S. dollar-
denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies.

Manager’s Report to Shareholders (Unaudited)
March 31, 2020
Annual Report I March 31, 2020

Sector Allocation as a Percentage of Total Investments at March 31, 2020 *
* These allocations may not reflect the current or future position of the portfolio.

Manager’s Report to Shareholders (Unaudited)
March 31, 2020

www.cornercapfunds.com
CornerCap Small-Cap Value Fund
Investment Performance through March 31, 2020 (In Thousands)
Total Return
for the period ended March 31, 2020
Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction
1 Year 5 Year 10 Year
Since
Inception
(a)
Expense
Ratio
CornerCap Small-Cap Value Fund
-- Investor Shares
(b)
(25.91)% (1.39)% 6.39% 7.87% 1.30%
(c)
CornerCap Small-Cap Value Fund
-- Institutional Shares
(b)(d)
(25.72)% (1.13)% 6.53% 7.92% 1.00%
Russell 2000 Value Index
(e)
(29.64)% (2.42)% 4.79% 8.71%
Russell 2000 Index
(f)
(23.99)% (0.25)% 6.90% 8.18%

Manager’s Report to Shareholders (Unaudited)
March 31, 2020
Annual Report I March 31, 2020

of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.
Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated
above. Performance is updated and published monthly. Call 888-813-8637 for month-end performance figures.
The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.
(a) The Small-Cap Value Fund’s Investor Shares began operations on September 30, 1992 and the Institutional
Shares began operations on December 29, 2015.
(b) The Small-Cap Value Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.
(c) The total Annual Fund Operating Expenses (gross) is 1.30%. The Adviser has entered into a contractual agreement with the Small-Cap Value Fund – Investor Shares under which it has agreed to waive fees and reimburse the Small-Cap Value Fund – Investor Shares for “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.30%. To the extent the Small-Cap Value Fund – Investor Shares incurs excluded expenses, the expense ratio will increase. The current contractual agreement cannot be terminated prior to
August 1, 2020 , without the Board of Trustees’ approval.
(d) The Small-Cap Value Fund’s Institutional Shares performance for the 5-year, 10-year and since inception periods are blended average returns which include the returns of the Investor Shares prior to commencement of operations of the Institutional Shares.
(e) The Russell 2000® Value Index measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.
(f) The Russell 2000® Index is an index that measures the performance of the 2,000 smallest companies in the
Russell 3000® Index. The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Manager’s Report to Shareholders (Unaudited)
March 31, 2020

www.cornercapfunds.com
Sector Allocation as a Percentage of Total Investments at March 31, 2020*
* These allocations may not reflect the current or future position of the portfolio.

Manager’s Report to Shareholders (Unaudited)
March 31, 2020
Annual Report I March 31, 2020

CornerCap Large/Mid-Cap Value Fund
Investment Performance through March 31, 2020 (In Thousands)
Total Return
for the period ended March 31, 2020
Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.
1 Year 5 Year 10 Year
Since
Inception
(a)
Gross
Expense
Ratio
Net
Expense
Ratio
(b)
CornerCap Large/Mid-Cap Value Fund
(c)
(17.97)% 0.27% 5.41% 2.38% 1.30% 1.00%
Russell 1000 Value Index
(d)
(17.17)% 1.90% 7.67% 5.61%

Manager’s Report to Shareholders (Unaudited)
March 31, 2020

www.cornercapfunds.com
Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated
above. Performance is updated and published monthly. Call 888-813-8637 for month-end performance figures.
The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.
(a) Effective July 29, 2010, the CornerCap Contrarian Fund changed its name to the CornerCap Large/Mid-
Cap Value Fund. The CornerCap Large/Mid-Cap Value Fund maintains the same investment objective as the CornerCap Contrarian Fund: long-term capital appreciation. Prior to October 11, 2004, the CornerCap
Contrarian Fund was known as the CornerCap Micro-Cap Fund. The performance figures include figures for the Cornerstone Micro-Cap Fund, L.P., which was a private, unregistered fund managed by CornerCap
Investment Counsel, Inc. (the “Adviser”) that began operations in August 31, 1996 and transferred all its assets to the Micro-Cap Fund on July 27, 2000. The Cornerstone Micro-Cap Fund was managed by the same Adviser as the Micro-Cap Fund. It pursued the same objectives and employed the same strategies as the Micro-Cap Fund. As of December 11, 2004, the Fund’s strategy was changed to multi-cap contrarian.
(b) The Adviser has contractually agreed to waive fees and reimburse the Large/Mid-Cap Value Fund for
“Total Annual Fund Operating Expenses" (exclusive of all taxes, interest, brokerage fees, and commissions, acquired fund fees and expenses, and extraordinary expenses)that exceed 1.00%. The contractual agreement cannot be terminated prior to August 1, 2020, without the Board of Trustees’ approval.
(c) The Large/Mid-Cap Value Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.
(d) The Russell 1000® Value Index measures the performance of those companies out of the 1,000 largest
U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

Manager’s Report to Shareholders (Unaudited)
March 31, 2020
Annual Report I March 31, 2020

Sector Allocation as a Percentage of Total Investments at March 31, 2020 *
* These allocations may not reflect the current or future position of the portfolio.

Fund Expenses (Unaudited)
March 31, 2020

www.cornercapfunds.com
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including wire fees, redemption fees, and low balance fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 through March 31, 2020.
Actual Expenses – The first line under each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees, redemption fees, and low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses (Unaudited)
March 31, 2020
Annual Report I March 31, 2020

The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Funds do not charge any account maintenance fees or sales load, but do charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income
Security Act.
Beginning
Account Value
October 1, 2019
Ending
Account Value
March 31, 2020
Expenses
Paid During
Period
(a)
CornerCap Balanced Fund
Actual $ 1,000.00 $ 873.81 $ 4.68
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.00 $ 5.05
CornerCap Small-Cap Value Fund
Investor Shares
Actual $ 1,000.00 $ 711.09 $ 5.56
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.50 $ 6.56
Institutional Shares
Actual $ 1,000.00 $ 711.95 $ 4.28
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.00 $ 5.05
CornerCap Large/Mid-Cap Value Fund
Actual $ 1,000.00 $ 795.76 $ 4.49
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.00 $ 5.05
(a)
These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio is  1.00% for CornerCap Balanced Fund, 1.30% for CornerCap Small-Cap Value Fund — Investor Shares, 1.00% for
CornerCap Small-Cap Value Fund — Institutional Shares and 1.00% for CornerCap Large/Mid-Cap Value Fund, respectively. The dollar amounts shown as “Expenses Paid During Period”  are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (183), then divided by 366.

Schedule of Investments
March 31, 2020
CornerCap Balanced Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
COMMON STOCK (54.7%)
Aerospace & Defense ( 0.9% )
Northrop Grumman Corp. 391 $ 118,297
United Technologies Corp. 1,207 113,856
232,153
Auto Parts & Equipment ( 0.4% )
O'Reilly Automotive, Inc.
(a)
364 109,582
Banks ( 4.8% )
Citigroup, Inc. 2,788 117,431
Citizens Financial Group, Inc. 6,131 115,324
Comerica, Inc. 2,355 69,096
Fifth Third Bancorp 8,255 122,587
Huntington Bancshares, Inc. 12,200 100,162
JPMorgan Chase & Co. 1,265 113,888
KeyCorp 9,500 98,515
Northern Trust Corp. 2,005 151,297
Regions Financial Corp. 9,726 87,242
The Bank of New York Mellon Corp. 3,125 105,250
U.S. Bancorp 2,631 90,638
Wells Fargo & Co. 3,130 89,831
1,261,261
Biotechnology ( 1.2% )
Alexion Pharmaceuticals, Inc.
(a)
1,610 144,562
Biogen, Inc.
(a)
550 174,009
318,571
Building Materials ( 1.4% )
DR Horton, Inc. 3,551 120,734
Johnson Controls International PLC 3,547 95,627
Masco Corp. 4,015 138,799
355,160
Chemicals ( 1.7% )
CF Industries Holdings, Inc. 3,380 91,936
Dow, Inc. 5,024 146,902
Eastman Chemical Co. 2,120 98,749
PPG Industries, Inc. 1,230 102,828
440,415
Commercial Services ( 1.8% )
Automatic Data Processing, Inc. 852 116,451
Cisco Systems, Inc. 3,240 127,364
FleetCor Technologies, Inc.
(a)
555 103,530

Schedule of Investments
March 31, 2020
CornerCap Balanced Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2020
Shares Fair Value
Commercial Services (1.8%) (continued)
Paychex, Inc. 1,990 $ 125,211
472,556
Computers ( 3.0% )
Alphabet, Inc., Class A
(a)
155 180,102
Cognizant Technology Solutions Corp., Class A 2,277 105,812
Fortinet, Inc.
(a)
1,223 123,731
Hewlett Packard Enterprise Co. 9,010 87,487
HP, Inc. 7,785 135,148
Leidos Holdings, Inc. 1,720 157,638
789,918
Diversified Financial Services ( 2.4% )
Ally Financial, Inc. 8,690 125,397
American Express Co. 1,290 110,437
BlackRock, Inc. 345 151,790
E*TRADE Financial Corp. 3,825 131,274
Synchrony Financial 6,858 110,345
629,243
Electric ( 3.5% )
CenterPoint Energy, Inc. 8,988 138,865
DTE Energy Co. 1,181 112,160
Duke Energy Corp. 2,100 169,848
Edison International 2,118 116,045
Evergy , Inc. 2,550 140,377
Sempra Energy 931 105,194
The Southern Co. 2,359 127,716
910,205
Electrical Components & Equipment ( 0.4% )
Emerson Electric Co. 2,280 108,642
Electronics ( 0.5% )
Garmin, Ltd. 1,915 143,548
Entertainment ( 0.4% )
Royal Caribbean Cruises, Ltd. 1,350 43,430
ViacomCBS , Inc., Class B 3,801 53,252
96,682
Food ( 2.9% )
General Mills, Inc. 3,040 160,421
The Hershey Co. 1,135 150,387
The J.M. Smucker Co. 1,540 170,940
The Kroger Co. 3,938 118,613

Schedule of Investments
March 31, 2020
CornerCap Balanced Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Food (2.9%) (continued)
Tyson Foods, Inc., Class A 2,530 $ 146,411
746,772
Forest Products & Paper ( 0.5% )
International Paper Co. 3,845 119,695
Healthcare Services ( 2.5% )
Anthem, Inc. 640 145,305
Hologic , Inc.
(a)
3,730 130,923
Laboratory Corp. of America Holdings
(a)
946 119,565
Quest Diagnostics, Inc. 1,590 127,677
Universal Health Services, Inc., Class B 1,395 138,217
661,687
Insurance ( 2.9% )
Aflac, Inc. 3,250 111,280
Fidelity National Financial, Inc. 4,906 122,061
Principal Financial Group, Inc. 3,597 112,730
Prudential Financial, Inc. 1,750 91,245
The Allstate Corp. 1,465 134,385
The Travelers Cos., Inc. 1,044 103,721
Unum Group 4,905 73,624
749,046
Machinery - Diversified ( 0.4% )
Dover Corp. 1,208 101,400
Miscellaneous Manufacturing ( 2.2% )
3M Co. 985 134,462
Eaton Corp. PLC 1,995 154,992
Honeywell International, Inc. 1,020 136,466
Stanley Black & Decker, Inc. 1,473 147,300
573,220
Oil & Gas ( 2.8% )
Chevron Corp. 1,625 117,747
Diamondback Energy, Inc. 4,897 128,301
EOG Resources, Inc. 3,354 120,476
Marathon Petroleum Corp. 7,116 168,080
Phillips 66 1,720 92,278
Valero Energy Corp. 2,638 119,660
746,542
Pharmaceuticals ( 1.7% )
Eli Lilly & Co. 1,027 142,465
Johnson & Johnson 1,340 175,714

Schedule of Investments
March 31, 2020
CornerCap Balanced Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2020
Shares Fair Value
Pharmaceuticals (1.7%) (continued)
Merck & Co., Inc. 1,638 $ 126,028
444,207
Private Equity ( 0.4% )
KKR & Co., Inc., Class A 4,920 115,472
Real Estate Investment Trusts ( 2.5% )
Boston Properties, Inc. REIT 740 68,250
CubeSmart REIT 2,442 65,421
Duke Realty Corp. REIT 2,029 65,699
Equity Residential REIT 1,110 68,498
Essex Property Trust, Inc. REIT 262 57,703
Host Hotels & Resorts, Inc. REIT 5,500 60,720
Kilroy Realty Corp. REIT 912 58,094
Mid-America Apartment Communities, Inc. REIT 533 54,915
National Retail Properties, Inc. REIT 1,650 53,114
PS Business Parks, Inc. REIT 505 68,438
STORE Capital Corp. REIT 2,485 45,028
665,880
Retail ( 5.0% )
Altria Group, Inc. 3,975 153,713
Best Buy Co., Inc. 2,010 114,570
Booking Holdings, Inc.
(a)
100 134,532
Cigna Corp. 824 145,996
CVS Health Corp. 2,005 118,957
Dollar Tree, Inc.
(a)
1,665 122,328
eBay, Inc. 4,015 120,691
IAC/InterActiveCorp.
(a)
832 149,119
Philip Morris International, Inc. 1,631 118,998
Target Corp. 1,540 143,174
1,322,078
Semiconductors ( 2.1% )
Applied Materials, Inc. 2,564 117,482
Fortive Corp. 2,362 130,359
Intel Corp. 2,855 154,513
Skyworks Solutions, Inc. 1,524 136,215
538,569
Software ( 2.8% )
Electronic Arts, Inc.
(a)
1,188 119,002
GoDaddy , Inc., Class A
(a)
2,335 133,352
Oracle Corp. 3,600 173,988
SS&C Technologies Holdings, Inc. 3,730 163,448

Schedule of Investments
March 31, 2020
CornerCap Balanced Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Software (2.8%) (continued)
Take-Two Interactive Software, Inc.
(a)
1,123 $ 133,199
722,989
Telecommunications ( 1.9% )
AT&T, Inc. 4,325 126,074
Comcast Corp., Class A 4,155 142,849
DISH Network Corp., Class A
(a)
5,406 108,066
Facebook, Inc., Class A
(a)
693 115,592
492,581
Transportation ( 1.7% )
CSX Corp. 2,525 144,682
Cummins, Inc. 1,075 145,469
Delta Air Lines, Inc. 5,035 143,649
433,800
TOTAL COMMON STOCK (COST $17,168,420) 14,301,874
Shares Fair Value
EXCHANGE TRADED FUNDS ( 5.1% )
iShares Morningstar Mid-Capital Value ETF 1,552 165,940
iShares Morningstar Small-Capital Value ETF 1,912 163,208
Vanguard S&P Mid-Capital 400 ETF 3,514 341,912
Vanguard S&P Mid-Capital 400 Value ETF 1,995 168,318
Vanguard S&P Small-Capital 600 ETF 3,296 337,774
Vanguard S&P Small-Capital 600 Value ETF 1,925 166,532
TOTAL EXCHANGE TRADED FUNDS (COST $1,279,436) 1,343,684
Principal
Amount Fair Value
GOVERNMENT BOND ( 4.9% )
U.S. Treasury Inflation Indexed Bonds, 2.00%, 01/15/2026 $ 397,514 433,883
U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/2022 569,480 561,680
U.S. Treasury Inflation Indexed Note, 0.63%, 01/15/2024 276,741 280,979
TOTAL GOVERNMENT BOND (COST $1,262,322) 1,276,542
CORPORATE NON-CONVERTIBLE BONDS ( 32.1% )
Auto Manufacturers ( 2.1% )
Ford Motor Co., 9.22%, 09/15/2021 275,000 265,842
General Motors Financial Co., Inc., 4.00%, 01/15/2025 325,000 288,842
554,684
Banks ( 4.9% )
Bank of America Corp., MTN, 4.75%, 08/15/2020 250,000 249,069
JPMorgan Chase & Co., 4.25%, 10/15/2020 400,000 404,804
JPMorgan Chase & Co., 3.88%, 09/10/2024 300,000 316,782

Schedule of Investments
March 31, 2020
CornerCap Balanced Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2020
Principal
Amount Fair Value
Banks (4.9%) (continued)
The Goldman Sachs Group, Inc., 5.75%, 01/24/2022 $ 300,000 $ 318,306
1,288,961
Biotechnology ( 1.4% )
Celgene Corp., 4.00%, 08/15/2023 360,000 378,594
Diversified Financial Services ( 1.2% )
Fiserv, Inc., 4.75%, 06/15/2021 300,000 304,696
Electronics ( 2.2% )
Arrow Electronics, Inc., 5.13%, 03/01/2021 310,000 313,101
Avnet, Inc., 4.88%, 12/01/2022 250,000 260,324
573,425
Food ( 1.6% )
Ingredion, Inc., 3.20%, 10/01/2026 380,000 407,394
Household Products ( 1.4% )
Whirlpool Corp., 4.00%, 03/01/2024 375,000 379,433
Insurance ( 2.4% )
Humana, Inc., 2.50%, 12/15/2020 395,000 393,233
WR Berkley Corp., 5.38%, 09/15/2020 230,000 230,404
623,637
Oil & Gas ( 1.2% )
Valero Energy Partners LP, 4.38%, 12/15/2026 370,000 310,592
Pharmaceuticals ( 3.8% )
Cardinal Health, Inc., 3.20%, 03/15/2023 320,000 321,599
Express Scripts Holding Co., 3.90%, 02/15/2022 640,000 665,626
987,225
Real Estate Investment Trusts ( 1.1% )
Weyerhaeuser Co., 7.13%, 07/15/2023 250,000 280,549
Retail ( 5.1% )
CVS Health Corp., 4.13%, 05/15/2021 300,000 306,900
CVS Health Corp., 2.13%, 06/01/2021 350,000 349,168
Foot Locker, Inc., 8.50%, 01/15/2022 385,000 365,750
Walgreen Co., 3.10%, 09/15/2022 305,000 305,535
1,327,353
Telecommunications ( 1.1% )
eBay, Inc., 2.60%, 07/15/2022 300,000 300,764

Schedule of Investments
March 31, 2020
CornerCap Balanced Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Principal
Amount Fair Value
Transportation ( 2.6% )
Delta Air Lines, Inc., 3.80%, 04/19/2023 $ 330,000 $ 310,119
Southwest Airlines Co., 2.65%, 11/05/2020 370,000 365,933
676,052
TOTAL CORPORATE NON-CONVERTIBLE BONDS (COST $8,493,757) 8,393,359
Shares Fair Value
SHORT-TERM INVESTMENTS ( 2.9% )
Federated Treasury Obligations Money Market Fund, Institutional Shares, 0.31%
(b)
752,154 752,154
TOTAL SHORT-TERM INVESTMENTS (COST $752,154) 752,154
INVESTMENTS, AT VALUE (COST $28,956,089) 99.7% 26,067,613
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES 0.3% 85,041
NET ASSETS 100.0% $ 26,152,654
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.
Common Abbreviations:
ETF Exchange Traded Fund
LP Limited Partnership
MTN Medium Term Note
PLC Public Limited Company
REIT Real Estate Investment Trust

Schedule of Investments
March 31, 2020
CornerCap Small-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2020
Shares Fair Value
COMMON STOCK (95.1%)
Aerospace & Defense ( 1.0% )
Barnes Group, Inc. 9,977 $ 417,338
Ducommun, Inc.
(a)
3,284 81,607
Kaman Corp. 9,934 382,161
881,106
Auto Parts & Equipment ( 1.4% )
Gentherm , Inc.
(a)
13,265 416,521
Methode Electronics, Inc. 15,230 402,529
Standard Motor Products, Inc. 10,877 452,157
1,271,207
Banks ( 13.6% )
Associated Banc-Corp. 25,860 330,749
Bridge Bancorp, Inc. 17,035 360,461
CIT Group, Inc. 18,734 323,349
Civista Bancshares, Inc. 23,939 358,127
CNB Financial Corp. 19,240 363,059
ConnectOne Bancorp, Inc. 25,040 336,538
Customers Bancorp, Inc.
(a)
24,065 263,030
Enterprise Financial Services Corp. 12,650 353,062
Financial Institutions, Inc. 18,800 341,032
First Bancorp/Southern Pines NC 15,632 360,787
First Foundation, Inc. 36,302 371,006
FNB Corp. 47,950 353,392
Hancock Whitney Corp. 12,910 252,003
Horizon Bancorp, Inc./IN 39,733 391,767
IBERIABANK Corp. 7,330 265,053
Independent Bank Corp. 29,361 377,876
Merchants Bancorp/IN 27,179 412,577
Meta Financial Group, Inc. 16,563 359,748
Metrocity Bankshares , Inc. 30,449 357,471
Midland States Bancorp, Inc. 20,635 360,906
MidWestOne Financial Group, Inc. 17,535 367,183
Old Second Bancorp, Inc. 52,979 366,085
PacWest Bancorp 21,497 385,226
Peapack Gladstone Financial Corp. 25,082 450,222
QCR Holdings, Inc. 16,315 441,647
Republic Bancorp, Inc., Class A 11,558 381,761
Sandy Spring Bancorp, Inc. 16,370 370,617
Southern First Bancshares, Inc.
(a)
13,798 391,449
Synovus Financial Corp. 14,545 255,410
Umpqua Holdings Corp. 30,555 333,050
Valley National Bancorp 50,350 368,059
Webster Financial Corp. 16,528 378,491

Schedule of Investments
March 31, 2020
CornerCap Small-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Banks (13.6%) (continued)
Western Alliance Bancorp. 12,774 $ 391,012
Wintrust Financial Corp. 8,370 275,038
12,047,243
Beverages - Non-alcoholic ( 0.5% )
Coca-Cola Consolidated, Inc. 2,030 423,316
Building Materials ( 6.0% )
ABM Industries, Inc. 17,162 418,066
American Woodmark Corp.
(a)
6,949 316,666
Boise Cascade Co. 13,716 326,167
Builders FirstSource , Inc.
(a)
22,145 270,833
Caesarstone , Ltd.
(a)
36,681 387,718
Foundation Building Materials, Inc.
(a)
35,052 360,685
Gibraltar Industries, Inc.
(a)
10,375 445,295
GMS, Inc.
(a)
19,175 301,623
M/I Homes, Inc.
(a)
19,485 322,087
MDU Resources Group, Inc. 17,850 383,775
Meritage Homes Corp.
(a)
8,924 325,815
Patrick Industries, Inc. 12,257 345,157
Quanex Building Products Corp. 28,233 284,589
TopBuild Corp.
(a)
4,795 343,514
Universal Forest Products, Inc. 11,640 432,892
5,264,882
Chemicals ( 2.1% )
Cabot Corp. 14,960 390,755
Haynes International, Inc. 20,562 423,783
HB Fuller Co. 13,892 388,003
Minerals Technologies, Inc. 10,465 379,461
Orion Engineered Carbons SA 37,821 282,145
1,864,147
Commercial Services ( 4.2% )
AMN Healthcare Services, Inc.
(a)
7,681 444,039
ASGN, Inc.
(a)
10,512 371,284
Barrett Business Services, Inc. 5,775 228,921
CoreLogic , Inc. 11,573 353,439
HMS Holdings Corp.
(a)
13,396 338,517
Kforce , Inc. 16,131 412,470
National Research Corp., Class A 8,482 385,761
R1 RCM, Inc.
(a)
41,917 381,025
Resources Connection, Inc. 36,515 400,570

Schedule of Investments
March 31, 2020
CornerCap Small-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2020
Shares Fair Value
Commercial Services (4.2%) (continued)
The Hackett Group, Inc. 33,477 $ 425,827
3,741,853
Computers ( 2.9% )
CommVault Systems, Inc.
(a)
9,680 391,847
MAXIMUS, Inc. 6,310 367,242
Mitek Systems, Inc.
(a)
72,615 572,206
Perspecta , Inc. 21,380 389,971
QuinStreet , Inc.
(a)
47,607 383,236
Super Micro Computer, Inc.
(a)
19,488 414,705
2,519,207
Diversified Financial Services ( 2.9% )
Artisan Partners Asset Management, Inc., Class A 15,825 340,079
Eaton Vance Corp. 12,829 413,735
Evercore , Inc., Class A 6,385 294,093
Federated Hermes, Inc., Class B 17,070 325,184
Houlihan Lokey , Inc. 6,354 331,171
Moelis & Co., Class A 13,940 391,714
PJT Partners, Inc. 11,370 493,344
2,589,320
Electric ( 1.9% )
ALLETE, Inc. 6,040 366,507
Black Hills Corp. 7,520 481,506
NorthWestern Corp. 8,045 481,332
Otter Tail Corp. 8,574 381,200
1,710,545
Electrical Components & Equipment ( 2.0% )
Atkore International Group, Inc.
(a)
14,810 312,047
Jabil, Inc. 15,010 368,946
Knowles Corp.
(a)
25,807 345,297
Rambus, Inc.
(a)
34,640 384,504
Sanmina Corp.
(a)
13,711 374,036
1,784,830
Electronics ( 1.8% )
Plexus Corp.
(a)
7,445 406,199
SYNNEX Corp. 4,775 349,053
Tech Data Corp.
(a)
2,757 360,753
Universal Electronics, Inc.
(a)
11,603 445,207
1,561,212
Engineering & Construction ( 0.7% )
Mistras Group, Inc.
(a)
48,770 207,760

Schedule of Investments
March 31, 2020
CornerCap Small-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Engineering & Construction (0.7%) (continued)
Primoris Services Corp. 26,480 $ 421,032
628,792
Entertainment ( 0.3% )
IMAX Corp.
(a)
26,645 241,137
Food ( 0.6% )
Sprouts Farmers Market, Inc.
(a)
28,214 524,498
Forest Products & Paper ( 0.8% )
Neenah, Inc. 8,192 353,321
Schweitzer-Mauduit International, Inc. 12,510 348,028
701,349
Hand & Machine Tools ( 0.9% )
Columbus McKinnon Corp. 15,145 378,625
Regal Beloit Corp. 6,218 391,423
770,048
Health Care ( 0.6% )
HealthStream , Inc.
(a)
21,709 519,931
Healthcare Products ( 3.1% )
CONMED Corp. 6,921 396,365
Globus Medical, Inc.
(a)
8,919 379,325
Integra LifeSciences Holdings Corp.
(a)
10,415 465,238
Lantheus Holdings, Inc.
(a)
21,505 274,404
Natus Medical, Inc.
(a)
21,555 498,567
NextGen Healthcare, Inc.
(a)
37,204 388,410
Quidel Corp.
(a)
3,491 341,455
2,743,764
Healthcare Services ( 2.4% )
Charles River Laboratories International, Inc.
(a)
4,400 555,324
Fulgent Genetics, Inc.
(a)
30,964 333,173
Magellan Health, Inc.
(a)
7,229 347,787
The Ensign Group, Inc. 10,830 407,316
The Providence Service Corp.
(a)
8,995 493,646
2,137,246
Home Furnishings ( 0.4% )
La-Z-Boy, Inc. 17,725 364,249

Schedule of Investments
March 31, 2020
CornerCap Small-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2020
Shares Fair Value
Hotels ( 0.3% )
Extended Stay America, Inc. 36,455 $ 266,486
Insurance ( 5.3% )
CNO Financial Group, Inc. 29,994 371,626
Essent Group, Ltd. 11,420 300,803
FBL Financial Group, Inc., Class A 9,315 434,731
Heritage Insurance Holdings, Inc. 38,485 412,175
Mercury General Corp. 9,632 392,215
MGIC Investment Corp. 41,292 262,204
National General Holdings Corp. 24,085 398,607
Old Republic International Corp. 24,699 376,660
Primerica, Inc. 4,119 364,449
Radian Group, Inc. 23,255 301,152
Stewart Information Services Corp. 13,851 369,406
Unum Group 22,605 339,301
Watford Holdings, Ltd.
(a)
22,279 326,387
4,649,716
Machinery - Construction & Mining ( 0.4% )
AGCO Corp. 7,709 364,250
Machinery - Diversified ( 0.8% )
Cactus, Inc. 29,207 338,801
Curtiss-Wright Corp. 4,337 400,782
739,583
Metal Fabricate & Hardware ( 2.6% )
AZZ, Inc. 13,555 381,167
Carpenter Technology Corp. 18,351 357,844
Commercial Metals Co. 25,810 407,540
Mueller Industries, Inc. 18,735 448,516
The Timken Co. 10,510 339,893
Worthington Industries, Inc. 15,140 397,425
2,332,385
Miscellaneous Manufacturing ( 4.4% )
Acuity Brands, Inc. 4,942 423,332
Albany International Corp. 7,253 343,284
Carriage Services, Inc. 24,205 390,911
Crane Co. 7,882 387,637
Ichor Holdings, Ltd.
(a)
16,914 324,072
ITT, Inc. 8,628 391,366
Myers Industries, Inc. 33,630 361,522
Powell Industries, Inc. 14,812 380,224
Standex International Corp. 7,500 367,650
Trinseo SA 12,925 234,072

Schedule of Investments
March 31, 2020
CornerCap Small-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Miscellaneous Manufacturing (4.4%) (continued)
Unifi, Inc.
(a)
24,700 $ 285,285
3,889,355
Office Automation&Equip ( 0.4% )
Xerox Holdings Corp. 19,424 367,891
Office Furnishings ( 1.4% )
Herman Miller, Inc. 12,235 271,617
HNI Corp. 13,889 349,864
Interface, Inc. 33,375 252,315
Knoll, Inc. 35,486 366,216
1,240,012
Oil & Gas ( 2.9% )
Berry Corp. 108,270 260,931
HollyFrontier Corp. 15,781 386,792
New Jersey Resources Corp. 12,958 440,183
Par Pacific Holdings, Inc.
(a)
26,418 187,568
Parsley Energy, Inc., Class A 15,084 86,431
Southwest Gas Holdings, Inc. 6,990 486,225
Spire, Inc. 6,180 460,286
Texas Pacific Land Trust 742 281,968
2,590,384
Pharmaceuticals ( 1.6% )
Emergent BioSolutions , Inc.
(a)
8,911 515,590
Horizon Therapeutics PLC
(a)
14,473 428,690
PRA Health Sciences, Inc.
(a)
5,065 420,598
1,364,878
Real Estate Investment Trusts ( 9.7% )
American Assets Trust, Inc. REIT 13,108 327,700
American Campus Communities, Inc. REIT 12,531 347,735
Apple Hospitality REIT, Inc. 31,310 287,113
Armada Hoffler Properties, Inc. REIT 21,626 231,398
Brandywine Realty Trust REIT 33,739 354,934
Brixmor Property Group, Inc. REIT 31,387 298,177
CareTrust REIT, Inc. 24,184 357,681
CoreCivic , Inc. REIT 30,404 339,613
CorEnergy Infrastructure Trust, Inc. REIT 10,479 192,604
Corporate Office Properties Trust REIT 17,145 379,419
Empire State Realty Trust, Inc. REIT 34,817 311,960
First Industrial Realty Trust, Inc. REIT 11,411 379,188
Four Corners Property Trust, Inc. REIT 18,330 342,954
Franklin Street Properties Corp. REIT 64,308 368,485
Getty Realty Corp. REIT 17,090 405,717

Schedule of Investments
March 31, 2020
CornerCap Small-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2020
Shares Fair Value
Real Estate Investment Trusts (9.7%) (continued)
Highwoods Properties, Inc. REIT 9,319 $ 330,079
LTC Properties, Inc. REIT 10,880 336,192
McGrath RentCorp 6,895 361,160
National Health Investors, Inc. REIT 6,690 331,289
Newmark Group, Inc., Class A 48,902 207,833
Outfront Media, Inc. REIT 16,478 222,123
PS Business Parks, Inc. REIT 2,735 370,647
Rayonier, Inc. REIT 16,565 390,106
Service Properties Trust REIT 47,698 257,569
SITE Centers Corp. REIT 53,335 277,875
Urstadt Biddle Properties, Inc., Class A REIT 22,696 320,014
Weingarten Realty Investors REIT 17,300 249,639
8,579,204
Recreational Vehicles ( 0.4% )
Malibu Boats, Inc., Class A
(a)
10,849 312,343
Resorts/Theme Parks ( 0.3% )
Marriott Vacations Worldwide Corp. 5,385 299,298
Retail ( 2.7% )
Capri Holdings, Ltd.
(a)
19,287 208,107
Deckers Outdoor Corp.
(a)
3,269 438,046
J Alexander's Holdings, Inc.
(a)
56,610 216,816
MarineMax , Inc.
(a)
38,730 403,567
PriceSmart , Inc. 7,797 409,732
PVH Corp. 8,376 315,273
World Fuel Services Corp. 15,301 385,279
2,376,820
Savings & Loans ( 2.1% )
Berkshire Hills Bancorp, Inc. 26,166 388,827
Flagstar Bancorp, Inc. 19,128 379,308
FS Bancorp, Inc. 11,075 398,700
Provident Financial Services, Inc. 29,567 380,232
Sterling Bancorp 27,700 289,465
1,836,532
Schools ( 0.5% )
Perdoceo Education Corp.
(a)
39,947 431,028
Semiconductors ( 1.4% )
Amkor Technology, Inc.
(a)
49,345 384,398
FormFactor , Inc.
(a)
22,001 442,000

Schedule of Investments
March 31, 2020
CornerCap Small-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Semiconductors (1.4%) (continued)
MaxLinear , Inc.
(a)
37,415 $ 436,633
1,263,031
Software ( 4.8% )
American Software, Inc., Class A 36,115 513,194
ChannelAdvisor Corp.
(a)
62,912 456,741
Cornerstone OnDemand , Inc.
(a)
12,595 399,891
ePlus , Inc.
(a)
6,677 418,114
NeoPhotonics Corp.
(a)
63,180 458,055
Omnicell , Inc.
(a)
7,095 465,290
Progress Software Corp. 13,095 419,040
SPS Commerce, Inc.
(a)
11,225 522,075
Verint Systems, Inc.
(a)
12,645 543,735
4,196,135
Storage & Warehousing ( 0.4% )
Mobile Mini, Inc. 14,685 385,188
Telecommunications ( 0.5% )
Telephone & Data Systems, Inc. 24,288 407,067
Transportation ( 2.1% )
Air Transport Services Group, Inc.
(a)
24,292 444,058
Fortress Transportation & Infrastructure Investors, LLC 39,152 321,046
Marten Transport, Ltd. 13,890 285,023
Schneider National, Inc., Class B 27,220 526,435
SkyWest, Inc. 8,840 231,519
1,808,081
TOTAL COMMON STOCK (COST $111,941,376) 83,989,549
INVESTMENTS, AT VALUE (COST $111,941,376) 95.1% 83,989,549
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES 4.9% 4,372,770
NET ASSETS 100.0% $ 88,362,319
(a) Non-income producing security.
Common Abbreviations:
LLC Limited Liability Company
PLC Public Limited Company
REIT Real Estate Investment Trust

Schedule of Investments
March 31, 2020
CornerCap Large/Mid-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2020
Shares Fair Value
COMMON STOCK (97.0%)
Aerospace & Defense ( 1.8% )
Northrop Grumman Corp. 818 $ 247,486
United Technologies Corp. 2,370 223,562
471,048
Auto Parts & Equipment ( 0.9% )
O'Reilly Automotive, Inc.
(a)
751 226,089
Banks ( 9.1% )
Citigroup, Inc. 4,792 201,839
Citizens Financial Group, Inc. 11,169 210,089
Comerica, Inc. 4,415 129,536
Fifth Third Bancorp 13,940 207,009
Huntington Bancshares, Inc. 22,680 186,203
JPMorgan Chase & Co. 2,365 212,921
KeyCorp 16,925 175,512
Northern Trust Corp. 3,145 237,321
Regions Financial Corp. 18,705 167,784
The Bank of New York Mellon Corp. 6,397 215,451
U.S. Bancorp 6,064 208,905
Wells Fargo & Co. 5,830 167,321
2,319,891
Biotechnology ( 1.9% )
Alexion Pharmaceuticals, Inc.
(a)
2,940 263,982
Biogen, Inc.
(a)
660 208,811
472,793
Building Materials ( 2.5% )
DR Horton, Inc. 6,108 207,672
Johnson Controls International PLC 7,293 196,619
Masco Corp. 6,395 221,075
625,366
Chemicals ( 3.1% )
CF Industries Holdings, Inc. 6,290 171,088
Dow, Inc. 8,467 247,575
Eastman Chemical Co. 3,845 179,100
PPG Industries, Inc. 2,445 204,402
802,165
Commercial Services ( 3.4% )
Automatic Data Processing, Inc. 1,669 228,119
Cisco Systems, Inc. 5,321 209,168
FleetCor Technologies, Inc.
(a)
1,030 192,136

Schedule of Investments
March 31, 2020
CornerCap Large/Mid-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Commercial Services (3.4%) (continued)
Paychex, Inc. 3,615 $ 227,456
856,879
Computers ( 5.3% )
Alphabet, Inc., Class A
(a)
270 313,726
Cognizant Technology Solutions Corp., Class A 4,398 204,375
Fortinet, Inc.
(a)
2,105 212,963
Hewlett Packard Enterprise Co. 18,015 174,926
HP, Inc. 14,432 250,539
Leidos Holdings, Inc. 2,221 203,555
1,360,084
Diversified Financial Services ( 4.0% )
Ally Financial, Inc. 15,351 221,515
American Express Co. 2,575 220,446
BlackRock, Inc. 532 234,064
E*TRADE Financial Corp. 6,315 216,731
Synchrony Financial 7,790 125,341
1,018,097
Electric ( 5.8% )
CenterPoint Energy, Inc. 11,216 173,287
DTE Energy Co. 2,312 219,571
Duke Energy Corp. 2,481 200,663
Edison International 3,792 207,764
Evergy , Inc. 4,540 249,927
Sempra Energy 2,005 226,545
The Southern Co. 3,673 198,856
1,476,613
Electrical Components & Equipment ( 0.8% )
Emerson Electric Co. 4,295 204,657
Electronics ( 0.9% )
Garmin, Ltd. 3,175 237,998
Entertainment ( 0.7% )
Royal Caribbean Cruises, Ltd. 2,342 75,342
ViacomCBS , Inc., Class B 7,035 98,561
173,903
Food ( 4.6% )
General Mills, Inc. 3,728 196,726
The Hershey Co. 2,150 284,875
The J.M. Smucker Co. 2,390 265,290
The Kroger Co. 6,989 210,509

Schedule of Investments
March 31, 2020
CornerCap Large/Mid-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2020
Shares Fair Value
Food (4.6%) (continued)
Tyson Foods, Inc., Class A 3,877 $ 224,362
1,181,762
Forest Products & Paper ( 0.8% )
International Paper Co. 6,435 200,322
Healthcare Services ( 4.3% )
Anthem, Inc. 1,210 274,719
Hologic , Inc.
(a)
6,278 220,358
Laboratory Corp. of America Holdings
(a)
1,647 208,164
Quest Diagnostics, Inc. 2,300 184,690
Universal Health Services, Inc., Class B 2,180 215,994
1,103,925
Insurance ( 5.4% )
Aflac, Inc. 5,695 194,997
Fidelity National Financial, Inc. 8,656 215,361
Principal Financial Group, Inc. 6,582 206,280
Prudential Financial, Inc. 3,035 158,245
The Allstate Corp. 2,770 254,092
The Travelers Cos., Inc. 2,020 200,687
Unum Group 10,094 151,511
1,381,173
Machinery - Diversified ( 0.9% )
Dover Corp. 2,620 219,923
Miscellaneous Manufacturing ( 3.6% )
3M Co. 1,501 204,901
Eaton Corp. PLC 3,117 242,160
Honeywell International, Inc. 1,795 240,153
Stanley Black & Decker, Inc. 2,224 222,400
909,614
Oil & Gas ( 4.5% )
Chevron Corp. 2,714 196,656
Diamondback Energy, Inc. 7,605 199,251
EOG Resources, Inc. 5,851 210,168
Marathon Petroleum Corp. 9,067 214,163
Phillips 66 2,845 152,634
Valero Energy Corp. 3,950 179,172
1,152,044
Pharmaceuticals ( 3.0% )
Eli Lilly & Co. 1,494 207,248
Johnson & Johnson 2,315 303,566

Schedule of Investments
March 31, 2020
CornerCap Large/Mid-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Pharmaceuticals (3.0%) (continued)
Merck & Co., Inc. 3,475 $ 267,366
778,180
Private Equity ( 0.9% )
KKR & Co., Inc., Class A 9,505 223,082
Real Estate Investment Trusts ( 5.1% )
Boston Properties, Inc. REIT 1,310 120,821
CubeSmart REIT 4,599 123,207
Duke Realty Corp. REIT 3,821 123,724
Equity Residential REIT 2,105 129,900
Essex Property Trust, Inc. REIT 451 99,328
Host Hotels & Resorts, Inc. REIT 9,385 103,610
Kilroy Realty Corp. REIT 1,718 109,437
Mid-America Apartment Communities, Inc. REIT 894 92,109
National Retail Properties, Inc. REIT 3,085 99,306
Omega Healthcare Investors, Inc. REIT 3,774 100,162
PS Business Parks, Inc. REIT 1,000 135,520
STORE Capital Corp. REIT 3,876 70,233
1,307,357
Retail ( 9.5% )
Altria Group, Inc. 6,396 247,333
Best Buy Co., Inc. 4,030 229,710
Booking Holdings, Inc.
(a)
175 235,431
Cigna Corp. 1,560 276,401
CVS Health Corp. 4,730 280,631
Dollar Tree, Inc.
(a)
2,536 186,320
eBay, Inc. 8,325 250,249
IAC/InterActiveCorp.
(a)
1,351 242,140
Philip Morris International, Inc. 3,535 257,914
Target Corp. 2,355 218,944
2,425,073
Semiconductors ( 3.7% )
Applied Materials, Inc. 4,421 202,570
Fortive Corp. 4,228 233,344
Intel Corp. 5,275 285,483
Skyworks Solutions, Inc. 2,453 219,249
940,646
Software ( 4.7% )
Electronic Arts, Inc.
(a)
2,239 224,281
GoDaddy , Inc., Series A  A
(a)
4,640 264,990
Oracle Corp. 5,240 253,249
SS&C Technologies Holdings, Inc. 5,795 253,937

Schedule of Investments
March 31, 2020
CornerCap Large/Mid-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2020
Shares Fair Value
Software (4.7%) (continued)
Take-Two Interactive Software, Inc.
(a)
1,775 $ 210,533
1,206,990
Telecommunications ( 3.3% )
AT&T, Inc. 6,130 178,689
Comcast Corp., Class A 6,455 221,923
DISH Network Corp., Class A
(a)
9,430 188,506
Facebook, Inc., Class A
(a)
1,590 265,212
854,330
Transportation ( 2.5% )
CSX Corp. 4,455 255,27 3
Cummins, Inc. 1,690 228,691
Delta Air Lines, Inc. 5,455 155,631
639,59 5
TOTAL COMMON STOCK (COST $30,615,043) 24,769,59 9
Shares Fair Value
SHORT-TERM INVESTMENTS ( 1.5% )
Federated Treasury Obligations Money Market Fund, Institutional Shares, 0.31%
(b)
394,054 394,054
TOTAL SHORT-TERM INVESTMENTS (COST $394,054) 394,054
INVESTMENTS, AT VALUE (COST $31,009,097) 98.5% 25,163,65 3
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES 1.5% 370,471
NET ASSETS 100.0% $ 25,534,12 4
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.
Common Abbreviations:
PLC Public Limited Company
REIT Real Estate Investment Trust

Statements of Assets and Liabilities
March 31, 2020
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
CornerCap Balanced
Fund
CornerCap Small-
Cap Value Fund
CornerCap Large/
Mid-Cap Value Fund
ASSETS:
Investments, at value
(Cost $28,956,089, $111,941,376 and $31,009,097, respectively)
$ 26,067,613 $ 83,989,549 $ 25,163,653
Cash
– 1,728,577 –
Receivable for fund shares subscribed
309 1,547,076 50,112
Receivable for investments sold
586,890 1,313,853 1,129,329
Dividends and interest receivable
114,780 147,909 64,527
Total assets
26,769,592 88,726,964 26,407,621
LIABILITIES:
Payable for investment securities purchased
552,926 278,785 838,668
Payable for fund shares redeemed
47,337 21,956 20,429
Advisory fee payable
9,788 40,073 5,272
Other expenses
6,887 23,831 9,128
Total liabilities
616,938 364,645 873,497
Net assets
$ 26,152,654 $ 88,362,319 $ 25,534,12 4
PRICING OF INVESTOR SHARES (NOTE 2 ):
Net Assets
26,152,654 60,471,899 25,534,124
Shares Outstanding
2,228,566 6,252,538 2,689,492
Net asset value, offering and redemption price per share
$ 11.74 $ 9.67 $ 9.49
PRICING OF INSTITUTIONAL SHARES (NOTE 2 ):
Net Assets
$ – $ 27,890,420 $ –
Shares Outstanding
– 2,877,224 –
Net asset value, offering and redemption price per share
$ – $ 9.69 $ –
NET ASSETS CONSISTS OF:
Paid-in capital
$ 28,936,596 $ 122,203,773 $ 31,394,730
Distributable earnings
(2,783,942) (33,841,454) (5,860,606)
Net assets
$ 26,152,654 $ 88,362,319 $ 25,534,124

Statements of Operations
For the Year Ended March 31, 2020
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2020
CornerCap
Balanced Fund
CornerCap
Small-Cap
Value Fund
CornerCap
Large/Mid-Cap
Value Fund
INVESTMENT INCOME:
Dividends, (net of foreign withholding taxes of $182, $1,592 and $316)
$ 537,825 $ 2,450,630 $ 894,120
Interest
357,577 – –
Total investment income
895,402 2,450,630 894,120
EXPENSES:
Advisory fees
289,699 1,081,783 313,509
Operating expenses
Investor Shares
96,566 3 43,089 139,337
Institutional Shares
– 34,426 –
Total expenses
386,265 1,459,298 452,846
Less fees waived/reimbursed by investment adviser
(64,378) – (104,503)
Net expenses
321,887 1,459,298 348,343
Net investment income
573,515 991,332 545,777
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments
391,465 (1,420,985) 1,040,664
Net change in unrealized depreciation on investments
(3,875,498) (28,956,168) (7,005,899)
Net loss on investments
(3,484,033) (30,377,153) (5,965,235)
Net decrease in net assets resulting from operations
$ (2,910,518) $ (29,385,821) $ (5,419,458)

Statements of Changes in Net Assets
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
CornerCap Balanced Fund CornerCap Small-Cap Value Fund
CornerCap Large/Mid-Cap Value
Fund
For the Year
Ended
March 31, 2020
For the Year
Ended
March 31, 2019
For the Year
Ended
March 31, 2020
For the Year
Ended
March 31, 2019
For the Year
Ended
March 31, 2020
For the Year
Ended
March 31, 2019
OPERATIONS:
Net investment income
$ 573,515 $ 591,993 $ 991,332 $ 800,440 $ 545,777 $ 503,057
Net realized gain (loss) on
investments
391,465 860,933 (1,420,985) 3,852,366 1,040,664 1,047,370
Net change in unrealized
appreciation (depreciation)
of investments
(3,875,498) (918,381) (28,956,168) (6,482,167) (7,005,899) (1,421,457)
Net increase (decrease) in net
assets resulting from operations
(2,910,518) 534,545 (29,385,821) (1,829,361) (5,419,458) 128,970
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares
(1,625,892) (1,782,575) (478,081) (9,987,827) (2,160,520) (2,069,311)
Institutional Shares
– – (286,781) (3,929,405) – –
Total distributions
(1,625,892) (1,782,575) (764,862) (13,917,232) (2,160,520) (2,069,311)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) from
capital share transactions
(see Note 3 )
(4,178,106) (1,615,201) (881,760) 12,558,930 (2,793,508) 6,300,504
Redemption fees
61 139 3,936 1,544 429 373
Net increase (decrease) from capital
share transactions
(4,178,045) (1,615,062) (877,824) 12,560,474 (2,793,079) 6,300,877
Total increase (decrease) in net assets
(8,714,455) (2,863,092) (31,028,507) (3,186,119) (10,373,057) 4,360,536
NET ASSETS:
Beginning of year
34,867,109 37,730,201 119,390,826 122,576,945 35,907,181 31,546,645
End of year
$ 26,152,654 $ 34,867,109 $ 88,362,319 $ 119,390,826 $ 25,534,124 $ 35,907,181

Financial Highlights
CornerCap Balanced Fund
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2020
Selected data for each share of beneficial interest outstanding throughout the years indicated:
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Year
Ended
March 31,
2018
Year
Ended
March 31,
2017
Year
Ended
March 31,
2016
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year
$ 13.76 $ 14.32 $ 14.08 $ 12.70 $ 14.62
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income
(a)
0.25 0.23 0.20 0.20 0.22
Net realized and unrealized gain (loss) on investments
(1.52) (0.06) 0.82 1.38 (0.75)
Total Income/(Loss) from Investment Operations
(1.27) 0.17 1.02 1.58 (0.53)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
(0.26) (0.23) (0.18) (0.20) (0.09)
Distributions from net realized gain on investments
(0.49) (0.50) (0.60) – (1.30)
Total Dividends and Distributions to Shareholders
(0.75) (0.73) (0.78) (0.20) (1.39)
Paid-in Capital from Redemption Fees
(a)
0.00
(b)
0.00
(b)
0.00 0.00
(b)
0.00
Net asset value, end of year
$ 11.74 $ 13.76 $ 14.32 $ 14.08 $ 12.70
Total Return
(10.14)% 1.54% 7.16% 12.46% (3.32)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)
$ 26,153 $ 34,867 $ 37,730 $ 30,592 $ 25,615
RATIOS TO AVERAGE NET ASSETS:
Net investment income
1.79% 1.66% 1.38% 1.53% 1.61%
Net expenses
1.00% 1.00% 1.00% 1.00% 1.10%
Gross expenses
(c)
1.20% 1.20% 1.20% 1.20% 1.27%
Portfolio turnover rate
62% 53% 64% 60% 70%
footer
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.005 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

Financial Highlights
CornerCap Small-Cap Value Fund - Investor Shares
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Selected data for each share of beneficial interest outstanding throughout the years indicated:
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Year
Ended
March 31,
2018
Year
Ended
March 31,
2017
Year
Ended
March 31,
2016
INVESTOR SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year
$ 13.12 $ 15.27 $ 16.68 $ 14.00 $ 15.55
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income
(a)
0.10 0.08 0.06 0.04 0.05
Net realized and unrealized gain (loss) on investments
(3.47) (0.38) 0.90 3.38 (0.60)
Total Income/(Loss) from Investment Operations
(3.37) (0.30) 0.96 3.42 (0.55)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
(0.08) (0.04) (0.01) (0.03) (0.04)
Distributions from net realized gain on investments
– (1.81) (2.36) (0.71) (0.96)
Total Dividends and Distributions to Shareholders
(0.08) (1.85) (2.37) (0.74) (1.00)
Paid-in Capital from Redemption Fees
(a)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
Net asset value, end of year
$ 9.67 $ 13.12 $ 15.27 $ 16.68 $ 14.00
Total Return
(25.91)% (0.99)% 5.64% 24.40% (3.29)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)
$ 60,472 $ 85,230 $ 84,789 $ 77,455 $ 76,053
RATIOS TO AVERAGE NET ASSETS:
Net investment income
0.74% 0.55% 0.36% 0.26% 0.38%
Net expenses
1.30% 1.30% 1.30% 1.30% 1.30%
Gross expenses
1.30% 1.30% 1.30% 1.30% 1.45%
(c)
Portfolio turnover rate
127% 147% 117% 129% 144%
footer
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.005 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

Financial Highlights
CornerCap Small-Cap Value Fund - Institutional Shares
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2020
Selected data for each share of beneficial interest outstanding throughout the periods indicated:
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Year
Ended
March 31,
2018
Year
Ended
March 31,
2017
December
29, 2015(a)
Through
March 31,
2016
INSTITUTIONAL SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
$ 13.15 $ 15.30 $ 16.70 $ 14.02 $ 14.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income
(b)
0.14 0.13 0.11 0.09 0.04
Net realized and unrealized gain (loss) on investments
(3.48) (0.39) 0.91 3.38 (0.05)
Total Income/(Loss) from Investment Operations
(3.34) (0.26) 1.02 3.47 (0.01)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
(0.12) (0.08) (0.06) (0.08) –
Distributions from net realized gain on investments
– (1.81) (2.36) (0.71) –
Total Dividends and Distributions to Shareholders
(0.12) (1.89) (2.42) (0.79) –
Paid-in Capital from Redemption Fees
(b)
0.00
(c)
0.00
(c)
0.00
(c)
0.00
(c)
0.00
Net asset value, end of period
$ 9.69 $ 13.15 $ 15.30 $ 16.70 $ 14.02
Total Return
(25.72)% (0.68)% 5.96% 24.74% (0.07)%
(d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
$ 27,890 $ 34,161 $ 37,788 $ 28,523 $ 21,049
RATIOS TO AVERAGE NET ASSETS:
Net investment income
1.05% 0.84% 0.67% 0.57% 1.33%
(e)
Net expenses
1.00% 1.00% 1.00% 1.00% 1.00%
(e)
Gross expenses
1.00% 1.00% 1.00% 1.00% 1.00%
(e)
Portfolio turnover rate
127% 147% 117% 129% 144%
(d)
footer
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Less than $0.005 per share.
(d) Not annualized.
(e) Annualized.

Financial Highlights
CornerCap Large/Mid-Cap Value Fund
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Selected data for each share of beneficial interest outstanding throughout the years indicated:
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Year
Ended
March 31,
2018
Year
Ended
March 31,
2017
Year
Ended
March 31,
2016
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year
$ 12.30 $ 13.10 $ 12.56 $ 10.80 $ 13.75
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income
(a)
0.20 0.19 0.13 0.13 0.13
Net realized and unrealized gain (loss) on investments
(2.20) (0.21) 1.39 1.73 (1.07)
Total Income/(Loss) from Investment Operations
(2.00) (0.02) 1.52 1.86 (0.94)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
(0.20) (0.15) (0.10) (0.10) (0.11)
Distributions from net realized gain on investments
(0.61) (0.63) (0.88) – (1.90)
Total Dividends and Distributions to Shareholders
(0.81) (0.78) (0.98) (0.10) (2.01)
Paid-in Capital from Redemption Fees
(a)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
Net asset value, end of year
$ 9.49 $ 12.30 $ 13.10 $ 12.56 $ 10.80
Total Return
(17.97)% 0.32% 12.04% 17.31% (6.29)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)
$ 25,534 $ 35,907 $ 31,547 $ 25,071 $ 13,170
RATIOS TO AVERAGE NET ASSETS:
Net investment income
1.57% 1.45% 1.02% 1.14% 1.07%
Net expenses
1.00% 1.00% 1.00% 1.00% 1.20%
Gross expenses
(c)
1.30% 1.30% 1.30% 1.30% 1.44%
Portfolio turnover rate
92% 81% 89% 82% 97%
footer
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.005 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

Notes to Financial Statements
March 31, 2020
Annual Report I March 31, 2020

1. ORGANIZATION
The CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is
registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The
Trust currently consists of the following three series (each, a “Fund” and, together, the “Funds”): CornerCap Balanced Fund,
CornerCap Large/Mid-Cap Value Fund and CornerCap Small-Cap Value Fund. CornerCap Balanced Fund and CornerCap
Large/Mid-Cap Value Fund currently offer Investor Shares and CornerCap Small-Cap Value Fund currently offers Investor
Shares and Institutional Shares.
The investment objective of the CornerCap Balanced Fund is long-term capital appreciation and current income. The
CornerCap Small‐Cap Value Fund’s investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities. The CornerCap Large/Mid‐Cap Value Fund’s investment objective is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ
National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third‐
party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker‐
supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established

Notes to Financial Statements
March 31, 2020

www.cornercapfunds.com
by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or
3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.
Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.
REITs – Each Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.
Each Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in each Fund’s annual distributions to shareholders and, accordingly, a portion of each Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax. Any reclassifications are treated as permanent book to tax differences and are reclassified within the components of net assets on the Statement of Assets and Liabilities, rather than reclassifying such amounts on the
Statements of Operations.
Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code of
1986 (“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the year ended March 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.
Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each Fund.
Expenses that are directly attributable to more than one investment portfolio are allocated among the respective Funds in an equitable manner.

Notes to Financial Statements
March 31, 2020
Annual Report I March 31, 2020

CornerCap Small-Cap Value Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.
Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;
and
Level 3 – Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.
The following is a summary of investments based on the inputs used to value the Funds’ investments as of March 31, 2020:

Notes to Financial Statements
March 31, 2020

www.cornercapfunds.com
For the year ended March 31, 2020 , the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the year .
3. SHARES OF BENEFICIAL INTEREST
On March 31, 2020 , there was an unlimited number of no par-value shares of beneficial interest authorized for each
Fund. Subject to certain exceptions, each Fund charges a 1% redemption fee, calculated as a percentage of the amount redeemed, on redemptions (sales or exchanges) made within sixty days of initial purchase of shares of the applicable Fund.
The redemption fees charged during the period are disclosed on the Statements of Changes in Net Assets.
Transactions in shares of beneficial interest were as follows:
CornerCap Balanced Fund:
Valuation Inputs
Investments at Value * Level 1 Level 2 Level 3 Total
Common Stocks $ 14,301,874 $ – $ – $ 14,301,874
Exchange Traded Funds 1,343,684 – – 1,343,684
Government Bond – 1,276,542 – 1,276,542
Corporate Non-Convertible Bonds – 8,393,359 – 8,393,359
Short-Term Investments 752,154 – – 752,154
Total $ 16,397,712 $ 9,669,901 $ – $ 26,067,613
CornerCap Small-Cap Value Fund:
Valuation Inputs
Investments at Value * Level 1 Level 2 Level 3 Total
Common Stocks $ 83,989,549 $ – $ – $ 83,989,549
Total $ 83,989,549 $ – $ – $ 83,989,549
CornerCap Large/Mid-Cap Value Fund:
Valuation Inputs
Investments at Value * Level 1 Level 2 Level 3 Total
Common Stocks $ 24,769,599 $ – $ – $ 24,769,599
Short-Term Investments 394,054 – – 394,054
Total $ 2 5,163,653 $ – $ – $ 25,163,653
* See Schedule of Investments for industry classification

Notes to Financial Statements
March 31, 2020
Annual Report I March 31, 2020

4. FEDERAL TAX INFORMATION
The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the
Funds. Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.
The tax character of distributions paid for the years ended March 31, 2020 and March 31, 2019 were as follows:
CornerCap Balanced Fund:
Year Ended March 31, 2020 Year Ended March 31, 2019
Shares Amount Shares Amount
Shares Sold
116,206 $ 1,602,142 346,875 $ 4,839,377
Shares Issued in Reinvestment of Dividends
113,784 1,625,291 137,076 1,781,994
Total
229,990 3,227,433 483,951 6,621,371
Less Shares Redeemed
(534,861) (7,405,539) (584,672) (8,236,572)
Net decrease
(304,871) $ (4,178,106) (100,721) $ (1,615,201)
CornerCap Small-Cap Value Fund:
Year Ended March 31, 2020 Year Ended March 31, 2019
Shares Amount Shares Amount
Shares Sold
Investor Shares
924,996 11,825,875 1,281,384 18,341,239
Institutional Shares
766,322 8,927,442 447,531 6,373,047
Shares Issued in Reinvestment of Dividends
Investor Shares
32,788 478,045 818,646 9,987,009
Institutional Shares
18,955 276,746 307,887 3,767,781
Total
1,743,061 21,508,108 2,855,448 38,469,076
Less Shares Redeemed
Investor Shares
(1,199,978) (16,045,580) (1,156,704) (16,665,251)
Institutional Shares
(506,070) (6,344,288) (626,822) (9,244,895)
Net increase (decrease)
37,013 $ (881,760) 1,071,922 $ 12,558,930
CornerCap Large/Mid-Cap Value Fund:
Year Ended March 31, 2020 Year Ended March 31, 2019
Shares Amount Shares Amount
Shares Sold
358,636 $ 4,191,368 826,236 $ 10,593,881
Shares Issued in Reinvestment of Dividends
166,196 2,160,520 181,685 2,069,311
Total
524,832 6,351,888 1,007,921 12,663,192
Less Shares Redeemed
(754,429) (9,145,396) (496,523) (6,362,688)
Net increase (decrease)
(229,597) $ (2,793,508) 511,398 $ 6,300,504

Notes to Financial Statements
March 31, 2020

www.cornercapfunds.com
Equalization debits not included in the distribution for the CornerCap Small-Cap Value Fund were as follows:
For the year ended March 31, 2020 , each Fund recorded the following reclassifications to the accounts listed below. The reclassifications were primarily as a result of distribution in excess of earnings.
As of March 31, 2020 , the components of distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, partnerships, real estate investment trust investments and return of capital on equity securities.
CornerCap Balanced Fund
Distributions Paid From: 2020 2019
Ordinary Income $ 905,549 $ 8 50,014
Long-term capital gains 720,343 932,561
Total $ 1,625,892 $ 1,782,575
CornerCap Small-Cap Value Fund
Distributions Paid From: 2020 2019
Ordinary Income $ 764,862 $ 5,822,961
Long-term capital gains – 8 ,094,271
Total $ 764,862 $ 13,917,232
CornerCap Large/Mid-Cap Value Fund
Distributions Paid From: 2020 2019
Ordinary Income $ 1,102,197 $ 1,056,093
Long-term capital gains 1,058,323 1,013,218
Total $ 2,160,520 $ 2,069,311
Ordinary
Income
Long-Term
Capital Gain Total
2019 $ – $ 195,240 $ 195,240
Distributable Earnings Paid-in-Capital
CornerCap Small-Cap Value Fund $ 76,938 $ (76,938)
CornerCap
Balanced Fund
CornerCap
Small-Cap
Value Fund
CornerCap
Large/Mid-Cap
Value Fund
Undistributed ordinary income $ 356,039 $ – $ 118,444
Capital and other losses (272,183) (6,054,340) (109,213)
Net unrealized depreciation on investments (2,867,798) (27,787,114) (5,869,837)
Total $ (2,783,942) $ (33,841,454) $ (5,860,606)

Notes to Financial Statements
March 31, 2020
Annual Report I March 31, 2020

As of March 31, 2020 , CornerCapSmall-Cap Value Fund had $6,054,340 in short-term capital loss carryforwards to reduce the Fund’s taxable income arising from future net realized gains on investments. The capital loss carryforwards have no expiration date.
For tax purposes, the current year post-October loss deferrals were $272,183 and $109,213 (realized during the period
November 1, 2019 through March 31, 2020) for CornerCap Balanced Fund and CornerCap Large/Mid-Cap Value Fund,
respectively. These losses will be recognized for tax purposes on the first business day of the Funds’ next fiscal year, April
1, 2020.
The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as of March 31, 2020 , were as follows:
5. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS
A. Each of the Funds has an Investment Advisory Agreement with CornerCap Investment Counsel (the “Adviser”), pursuant to which the Adviser receives an Advisory Fee from the Fund, computed daily and payable monthly, at an annual rate of
0.90% of the Fund’s average daily net assets. Under the terms of each Advisory Agreement, the Adviser manages the
Fund’s investments subject to the approval of the Board of Trustees. The amount of expenses paid to the Adviser are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.
In addition, each Fund and the Adviser have entered into an Operating Services Agreement whereby the Adviser receives an Operating Services Fee, computed daily and payable monthly, at an annual rate of 0.30%, 0.40%, 0.10% and 0.40%
of the average daily net assets of the CornerCap Balanced Fund, CornerCap Small‐Cap Value Fund – Investor Shares,
CornerCap Small-Cap Value Fund – Institutional Shares and CornerCap Large/Mid‐Cap Value Fund, respectively. The amounts of expenses paid to the Adviser as Operating Services Fees are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.
The Adviser has contractually agreed to waive fees and reimburse each of the Funds so as to limit each Fund’s “Total
Annual Fund Operating Expenses” (exclusive of all taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) as reflected in the following table:
CornerCap
Balanced Fund
CornerCap
Small-Cap
Value Fund
CornerCap
Large/Mid-Cap
Value Fund
Gross unrealized appreciation (excess of value over
tax cost) $ 956,833 $ 2,510,953 $ 1,041,150
Gross unrealized depreciation (excess of tax cost
over value) (3,824,631) (30,298,067) (6,910,987)
Net unrealized depreciation $ (2,867,798) $ (27,787,114) $ (5,869,837)
Cost of investments for income tax purposes $ 28,935,411 $ 111,776,663 $ 31,033,490

Notes to Financial Statements
March 31, 2020

www.cornercapfunds.com
The contractual agreements cannot be terminated prior to August 1, 2020, without the Board of Trustees’ approval. For the year ended March 31, 2020, the Adviser waived fees and reimbursed expenses for the CornerCap Balanced Fund and
CornerCap Large/Mid-Cap Value Fund of $64,378 and $104,503, respectively. These fees are not subject to recoupment by the Adviser.
B. The Funds and the Adviser have entered into the following agreements whereby the Adviser pays any associated fees from the Operating Services Fees it receives from the Funds to Fund operational service providers pursuant to the following agreements:
1) Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services)
(“Apex”) provides fund accounting, fund administration services and transfer agency services to each Fund. Pursuant to an
Apex services agreement, the Adviser pays Apex customary fees for its services from the Operating Services Fee it receives from the Funds. Apex also provides certain shareholder report production, and EDGAR conversion and filing services;
2) Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Apex or their affiliates.
In addition, the Adviser pays all other operating expenses of each Fund, as outlined in the Operating Services Agreement.
Certain trustees and officers of the Funds are also directors and officers of the Adviser.
6. PURCHASES AND SALES OF SECURITIES
Investment transactions for the year ended March 31, 2020 , excluding U.S. Government and Agency securities and short-
term investments, were as follows:
Investment transactions in U.S. Government and Agency securities for the year ended March 31, 2020, were as follows:
Fund Total Annual Fund Operating Expense Limitation
CornerCap Balanced Fund 1.00%
CornerCap Small-Cap Value Fund – Investor Shares 1.30%
CornerCap Large/Mid-Cap Value Fund 1.00%
Purchases Sales
CornerCap Balanced Fund $ 19,300,303 $ 24,098,299
CornerCap Small-Cap Value Fund 148,540,440 150,347,975
CornerCap Large/Mid-Cap Value Fund 31,204,527 35,929,220

Notes to Financial Statements
March 31, 2020
Annual Report I March 31, 2020

7. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2020 ,
Charles Schwab & Co. held approximately 54.04%, 73.34% and 70.13% of the CornerCap Balanced Fund, CornerCap Small‐
Cap Value Fund, and CornerCap Large/Mid‐Cap Value Fund, respectively. The shares are held under omnibus accounts
(whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).
8. INDEMNIFICATIONS
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
9. Recent Accounting Pronouncements
In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20):
Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The Funds have adopted ASU No. 2017-08 within these financial statements.
10. SUBSEQUENT EVENTS
Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Funds’ investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Purchases Sales
CornerCap Balanced Fund $ – $ 295,066

Report of Independent Registered Public Accounting Firm

www.cornercapfunds.com
To the Shareholders and Board of Trustees of
CornerCap Group of Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of
CornerCap Group of Funds, comprising CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Large/
Mid-Cap Value Fund (the “Funds”), as of March 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2004.
COHEN & COMPANY, LTD.
Cleveland, Ohio
May 26, 2020

Additional Information
March 31, 2020 (Unaudited)
Annual Report I March 31, 2020

PROXY VOTING POLICY
A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll‐free at (888) 813‐8637 or on the Securities and Exchange
Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12‐month period ended June 30 is also available without charge, upon request, by calling the Funds toll‐free at (888) 813‐8637 and on the SEC’s website at http://www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N‐PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference
Room may be obtained by calling 1‐800‐SEC‐0330.
COMPENSATION OF TRUSTEES
No interested Trustee, officer, or employee of the Funds receives any compensation from the Funds or Adviser for serving as an officer or Trustee of the Funds. Prior to January 1, 2020, each Independent Trustee received $5,000 for each
Trustees meeting attended in‐person and $3,000 for each Trustees meeting attended by telephone; members of the Audit
Committee were paid $1,500 per Audit Committee meeting, and the Audit Committee Chairman was paid $3,000 per
Audit Committee meeting. As of January 1, 2020, each Independent Trustee receives an annual retainer of $8,000, $5,000 for each regular meeting or special in-person meeting of the Trustees, and $2,000 for each special meeting attended by telephone; members of the Audit Committee are paid $1,600 per Audit Committee meeting, and the Audit Committee
Chairman is paid $3,200 per Audit Committee meeting. The Audit Committee will normally meet twice a year. Independent
Trustee and Audit Committee compensation is paid by the Adviser.
TAX DESIGNATIONS
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December
31, 2019 :
Pursuant to Section 852(b)(3) of the Internal Revenue Code, CornerCap Balanced Fund Fund and CornerCap Large/Mid-
Cap Value Fund designated $720,343, and $1,058,323 , as long‐term capital gain dividends, respectively.
CornerCap
Balanced Fund
CornerCap Small-
Cap Value Fund
CornerCap Large/
Mid-Cap Value Fund
Dividends Received Deduction 49.54% 100.00% 72.10%
Qualified Dividend Income 5 1.65% 100.00% 75.19%

Additional Information
March 31, 2020 (Unaudited)

www.cornercapfunds.com
TRUSTEES AND OFFICERS
The business affairs of the Funds are managed under the direction of the Funds’ Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Funds are set forth below.
Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees”. The Funds’ Statement of Additional
Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-
813-8637.
INTERESTED TRUSTEES
Name, Address and
Year of Birth
Position with the Trust,
Term of Office and Tenure
Number of Funds in
Complex Overseen
by Trustee
Principal Occupation(s) during past 5
years
Other
Trusteeships/Directorships
by Trustee
Thomas E. Quinn
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1945
Trustee, Chairman of the
Board, President, Chief
Financial Officer, and
Treasurer
since 1992
3 Chief Executive Officer, CornerCap
Investment Counsel; Vice-Chairman,
Church Investment Group (non-profit)
(2013-present).
None
INDEPENDENT TRUSTEES
Name, Address* and
Year of Birth
Position with the Trust,
Term of Office and Tenure
Number of Funds in
Complex Overseen
by Trustee
Principal Occupation(s) during past 5
years
Other
Trusteeships/Directorships
by Trustee
Richard L. Boger
Born: 1946
Trustee
since 1992
3 President & CEO, Lex-Tek International,
Inc. (a financial services and software
consulting company), (1991-present);
Managing Trustee, Boger-Owen FNDN
(2012-present); Business Manager,
Owen Holdings, LLLP (2003-2013);
Heathland Holdings, LLP, and General
Partner, Shawnee Meadow Holdings,
LLLP (real estate and related companies)
(2004-present).
Director, Gray Television, Inc.
since 1991.
Laurin M. McSwain
Born: 1951
Trustee
since 1994
3 Attorney, Lefkoff, Duncan, Grimes,
McSwain & Hass, (2003-present).
None
Leslie W. Gates
Born: 1955
Trustee
since 2006
3 Retired, 2005. Partner, Williams Benator
& Libby, LLP (CPA firm) (1989-2004).
None

Additional Information
March 31, 2020 (Unaudited)
Annual Report I March 31, 2020

INDEPENDENT TRUSTEES
Name, Address* and
Year of Birth
Position with the Trust,
Term of Office and Tenure
Number of Funds in
Complex Overseen
by Trustee
Principal Occupation(s) during past 5
years
Other
Trusteeships/Directorships
by Trustee
G. Harry Durity
Born: 1946
Trustee
1992-2004, since 2010
3 Senior Advisor, Consultant, New
Mountain Capital, LLC (asset management
company) (2005-present); Director,
Overland Solutions, Inc. (audit services)
(2009-2014); Director, Alexander
Mann Solutions (Private company)
(2014-present).
Former Director, National
Medical Health Card; Former
Director, WebSite Pros, Inc.
*All Independent Trustees can be contacted via the Funds at:
P.O. Box 588, Portland, ME 04112.
OFFICERS
Name, Address and
Year of Birth
Position with the Trust,
Term of Office and Tenure
Number of Funds in
Complex Overseen
by Trustee
Principal Occupation(s) during past 5
years
Other
Trusteeships/Directorships
by Trustee
Richard T. Bean
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1962
Vice President of the Funds
since 1996
N/A Vice President of the Funds and Portfolio
Manager, CornerCap Investment Counsel.
N/A
John A. Hackney
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1966
Chief Compliance Officer since
2004 and Secretary of the
Funds since 1999
N/A Chief Compliance Officer, CornerCap
Investment Counsel.
Chief Compliance Officer,
Church Investment Group
(non-profit)
J. Cannon Carr, Jr.
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1967
Vice President of the Funds
since 2019
N/A Chief Investment Officer, CornerCap
Investment Counsel.
N/A

www.cornercapfunds.com
888-813-8637
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the
shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the
Funds’ risks, objectives, fees and expenses, experience of their management and other information.
232-ANR-0320

ITEM 2. CODE OF ETHICS.
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant. The registrant’s Code of Ethics is attached as an Exhibit hereto under Item 13(a)(1) of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that there is no “audit committee financial expert” serving on its audit committee. In this regard, the Board also determined that having such a person serve on its audit committee was unnecessary in light of the structure of the registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the audit committee, even though no such member was considered to have been an audit committee financial expert under the relatively narrow definition of such term.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were  $28,750 in 2019 and $21,000 in 2020.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2019 and $0 in 2020.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $6,300 in 2019 and $6,300 in 2020. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2019 and $0 in 2020.

(e) (1) Audit Committee Pre-Approval Policies and Procedures: The registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2019 and $0 in 2020. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of the report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Note applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              CornerCap Group of Funds

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
President

Date:	May 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date:	May 27, 2020